Intangible Assets, Net	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

Note 9 - INTANGIBLE ASSETS, NET

As of December 31, 2021 and December 31, 2020, intangible assets, net consisted of the following:

	December 31,	December 31,
	2021	2020
AGM domain names	$14,800	$14,800
Total intangible assets	14,800	14,800
Less: accumulated amortization	(6,167)	(4,687)
Total intangible assets, net	8,633	10,113

For the fiscal years ended December 31, 2021, 2020 and 2019, amortization expenses amounted to $1,480, $1,480 and $1,480 respectively. The following is a schedule, by fiscal years, of amortization amount of intangible asset,

2022	$1,480
2023	1,480
2024	1,480
2025	1,480
2026	1,480
Thereafter	1,233
Total	$8,633